CONVERTIBLE SENIOR NOTES (Narrative) (Details) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended			13 Months Ended
	Dec. 15, 2016 USD ($)	Nov. 04, 2015 USD ($) $ / shares shares	Sep. 24, 2015 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 24, 2016	Dec. 31, 2017 $ / shares	Dec. 31, 2016 $ / shares	Dec. 04, 2013 USD ($) $ / shares	Sep. 30, 2010 $ / shares
Debt Instrument [Line Items]
Total net proceeds from issuance of senior convertible notes				$ 0	$ 0	$ 300,000
Debt Interest expense				16,153	20,791	$ 8,904
Repayments of Convertible Debt				$ 0	$ 394,300
Carlyle Group [Member]
Debt Instrument [Line Items]
Minimum percentage of Company's total outstanding share capital to be owned by related party							1.00%
Percentage interest owned			72.00%
Ateefa Limited [Member]
Debt Instrument [Line Items]
Percentage interest owned			28.00%
Common Class A [Member]
Debt Instrument [Line Items]
Shares Issued | shares | shares		8,436,581	3,418,803
Consideration received from shares issued		$ 246,770	$ 100,000
Aggregate principle amount			$ 100,000
Convertible senior notes, due date		Nov. 03, 2022	Sep. 24, 2022
Convertible senior notes, interest rate		2.00%	1.50%
Total net proceeds from issuance of senior convertible notes		$ 446,059	$ 199,645
Ordinary shares, par value | $ / shares								$ 1	$ 1		$ 1.00
November 2022 [Member]
Debt Instrument [Line Items]
Convertible senior notes, conversion price | $ / shares				$ 35.83
Beneficial conversion feature (BCF) recognized				$ 12,113
Debt discount				$ 12,113
Ordinary shares, par value | $ / shares				$ 38.00
2.00% Convertible Senior Notes due December 15, 2018 [Member] | Overallotment Option [Member]
Debt Instrument [Line Items]
Consideration received from shares issued				$ 50,000
2.00% Convertible Senior Notes due December 15, 2018 [Member] | Senior Notes Additional [Member]
Debt Instrument [Line Items]
Consideration received from shares issued				$ 400,000
December 2018 Notes [Member]
Debt Instrument [Line Items]
Aggregate principle amount										$ 1,000
Convertible senior notes, interest rate				2.86%
Convertible senior notes, conversion price | $ / shares										$ 103.26
Convertible senior notes, repurchase price percentage of principal amounts of notes	98.60%
Total net proceeds from issuance of senior convertible notes				$ 390,455
Repayments of Convertible Debt	$ 394,300
Reclassification of convertible notes				5,700
Debt Related Commitment Fees and Debt Issuance Costs				$ 9,545
September 2022 Notes [Member]
Debt Instrument [Line Items]
Aggregate principle amount			$ 1,000
Convertible senior notes, interest rate				1.56%
Number of ADSs issuable upon conversion of notes per $1,000 principal amount		1.00
Convertible senior notes, conversion price | $ / shares		$ 35.83	$ 0
Debt Conversion, Converted Instrument, Shares Issued | shares		27.9086	27.9086
Debt Related Commitment Fees and Debt Issuance Costs				$ 355
November 2022 Notes [Member]
Debt Instrument [Line Items]
Aggregate principle amount		$ 1,000
Convertible senior notes, interest rate				1.56%
Debt Related Commitment Fees and Debt Issuance Costs				$ 711